Organization and nature of business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and nature of business

Tantech Holdings Ltd. (“Tantech BVI”, formerly known as Sinoport Enterprises Ltd.) is a limited liability company established under the laws of the British Virgin Islands on November 19, 2010 as a holding company to develop business opportunities in the People’s Republic of China (“PRC” or “China”).

Tantech BVI owns 100% interest of USCNHK Group Limited (“USCNHK”), a limited liability company established in Hong Kong.

On December 31, 2010, USCNHK entered into an equity transfer agreement with Zhejiang Forasen Group Co., Ltd. ("Forasen Group”), in which USCNHK agreed to acquire 95% ownership interest of Zhejiang Tantech Bamboo Technology Co., Ltd. ("Tantech Bamboo" or “Bamboo”) from Forasen Group for the consideration of RMB115,520,000 (approximately $18.5 million). The consideration was fully paid on March 20, 2013. Five other individuals own the remaining 5% equity interest of Tantech Bamboo. Jointly owned by Mr. Zhengyu Wang, the CEO of Tantech BVI and his wife, Ms. Yefang Zhang, the board director of Tantech BVI, Forasen Group is a related party to the Company.

On March 20, 2013, USCNHK completed payments of RMB 115,520,000 (equivalent of approximately $18.5 million) to Forasen Group for the acquisition of Tantech Bamboo. USCNHK borrowed RMB 37,635,136 (equivalent of approximately $6.1 million) from Mr. Zhengyu Wang in order to complete the transaction. On September 20, 2013, USCNHK, Mr. Wang and Forasen Group reached an agreement to offset the amount of borrowing against the receivables from Forasen Group for RMB 37,635,136 (equivalent of approximately $6.1 million).

For accounting purposes, the above mentioned transactions were accounted for in a manner similar to a recapitalization. Tantech BVI and its wholly-owned subsidiary USCNHK, who own 95% interest of Tantech Bamboo, were effectively controlled by the same majority shareholders of Tantech Bamboo. Therefore, Tantech BVI, USCNHK and Tantech Bamboo are all considered under common control. The consolidation of Tantech Bamboo and its subsidiaries into Tantech BVI has been accounted for at historical cost and prepared on the basis as if the aforementioned reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Incorporated in the City of Lishui, Zhejiang Province of China on December 5, 2005, Tantech Bamboo is engaged in the research and development, production and distribution of various products made from bamboo. In addition, Tantech Bamboo also has two wholly-owned subsidiaries: Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal” or “Charcoal”) and Zhejiang Tantech Energy Tech Co., Ltd. (“Tantech Energy” or “Energy”). Tantech Charcoal conducts trading business, including the export of charcoal products and Tantech Energy is engaged in the manufacturing of EDLC carbon and low emission BBQ charcoal.